Financial Instruments (Details 1) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Exposure to credit risk	R$ 12,878,485	R$ 9,246,849
Cash And Cash Equivalents Financial Asset [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	5,634,623	2,678,457
Bonds And Securities One [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	495,495	431,056
Pledges And Restricted Deposits Linked [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	9	157
Trade Accounts Receivable Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	3,866,429	3,451,869
Sectorial Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	30,946	381,398
Accounts Receivable Related To The Concession [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	1,954,679	1,442,819
Accounts Receivable Related To The Concession Bonus From The Grant [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	792,741	766,832
Accounts Receivable Related To The Concession Compensation [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	71,835	68,642
Accounts Receivable Generation Concessions [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	R$ 31,728	R$ 25,619